INVESTMENTS IN ASSOCIATED ENTITIES - Disclosure of changes in carrying amount of associated entity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of associates [line items]
Opening Balance	$ 0
Ending Balance	42,394
SLM California [Member]
Disclosure of associates [line items]
Opening Balance	0
Capital Investment	43,007
Company's share of net income (loss) of associated entity	3,012
Currency translation adjustments	(1,473)
Distributions	(2,152)
Ending Balance	42,394
Rawhide [Member]
Disclosure of associates [line items]
Opening Balance	0
Capital Investment	9,544
Company's share of net income (loss) of associated entity	(702)
Dilution gain	1,172
Impairment charge	(10,014)
Ending Balance	$ 0